SGI Enhanced Global Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Aerospace/Defense - 0.5%
Lockheed Martin Corp.	633	$335,117

Apparel - 0.6%
Tapestry, Inc.	7,126	443,807

Auto Manufacturers - 0.4%
Honda Motor Co., Ltd. - ADR	11,835	306,526

Banks - 10.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	54,273	512,880
Banco Santander SA - ADR	72,576	335,301
Bancolombia SA - ADR	11,324	370,295
Bank of America Corp.	8,527	405,118
Bank of New York Mellon Corp.	5,980	489,583
Citigroup, Inc.	43,319	3,070,017
Citizens Financial Group, Inc.	8,992	432,875
ICICI Bank Ltd. - ADR	18,453	563,739
JPMorgan Chase & Co.	1,600	399,552
Popular, Inc.	4,032	400,619
Shinhan Financial Group Co, Ltd. - ADR	8,560	330,245
Woori Financial Group, Inc. - ADR	13,070	467,122
		7,777,346

Beverages - 2.2%
Coca-Cola Co.	10,674	683,990
Coca-Cola Femsa SAB de CV - ADR	12,094	963,045
		1,647,035

Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	375	281,333
Royalty Pharma PLC - Class A	13,179	351,352
		632,685

Building Materials - 2.2%
Louisiana-Pacific Corp.	10,330	1,221,006
UFP Industries, Inc.	2,961	402,400
		1,623,406

Chemicals - 0.5%
DuPont de Nemours, Inc.	4,274	357,264

Cosmetics/Personal Care - 4.2%
Colgate-Palmolive Co.	28,011	2,706,703
Unilever PLC - ADR	5,790	346,474
		3,053,177

Distribution/Wholesale - 3.0%
WESCO International, Inc.	10,505	2,222,543

Diversified Financial Services - 1.6%
American Express Co.	1,410	429,599
Mastercard, Inc. - Class A	702	374,124
ORIX Corp. - ADR	3,433	387,311
		1,191,034

Electric - 6.8%
American Electric Power Co., Inc.	4,155	414,919
Cia Energetica de Minas Gerais - ADR	187,036	364,720
Clearway Energy, Inc. - Class A	30,452	846,870
Duke Energy Corp.	3,040	355,832
Evergy, Inc.	5,873	379,572
National Grid PLC - ADR	41,134	2,619,413
		4,981,326

Electronics - 0.5%
Amphenol Corp. - Class A	5,158	374,729

Engineering & Construction - 0.5%
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,339	348,327

Food - 1.1%
Ingredion, Inc.	2,630	387,504
Tyson Foods, Inc. - Class A	6,068	391,386
		778,890

Freight & Logistics - 5.8%
CSX Corp.	26,341	962,763
FedEx Corp.	1,307	395,590
TFI International, Inc.	2,669	404,834
Union Pacific Corp.	2,871	702,419
United Parcel Service, Inc. - Class B	10,817	1,468,083
ZTO Express Cayman, Inc. - ADR	14,766	280,554
		4,214,243

Gas - 1.0%
National Fuel Gas Co.	5,781	369,810
Southwest Gas Holdings, Inc.	4,837	378,060
		747,870

Healthcare-Products - 0.4%
Smith & Nephew PLC - ADR	12,639	325,833

Healthcare-Services - 1.4%
Elevance Health, Inc.	832	338,591
HCA Healthcare, Inc.	988	323,293
Universal Health Services, Inc. - Class B	1,755	359,775
		1,021,659

Insurance - 4.4%
Allstate Corp.	2,026	420,172
Berkshire Hathaway, Inc. - Class B (a)	1,504	726,462
Equitable Holdings, Inc.	7,946	383,236
Jackson Financial, Inc. - Class A	3,626	363,289
Markel Group, Inc. (a)	226	402,940
Progressive Corp.	2,163	581,587
Prudential Financial, Inc.	2,891	374,124
		3,251,810

IT Services & Consulting - 6.1%
Infosys Ltd. - ADR	122,488	2,703,310
Logitech International S.A.	4,434	358,666
Wipro Ltd. - ADR	196,366	1,372,599
		4,434,575

Machinery-Diversified - 0.6%
Deere & Co.	867	403,935

Mining - 0.5%
Rio Tinto PLC - ADR	5,489	344,929

Oil & Gas - 2.0%
EOG Resources, Inc.	2,904	386,987
Occidental Petroleum Corp.	6,944	351,228
Petroleo Brasileiro SA - ADR	25,906	369,938
Phillips 66	2,782	372,732
		1,480,885

Online Services - 4.8%
Alibaba Group Holding Ltd. - ADR	3,665	320,211
JD.com, Inc. - ADR	8,950	334,551
Meta Platforms, Inc. - Class A	4,423	2,540,217
Vipshop Holdings Ltd. - ADR	25,491	352,031
		3,547,010

Pharmaceuticals - 12.5%
AbbVie, Inc.	3,783	692,024
Dr Reddy's Laboratories Ltd. - ADR	23,429	331,286
Eli Lilly & Co.	2,898	2,304,924
McKesson Corp.	702	441,207
Merck & Co., Inc.	15,560	1,581,519
Novo Nordisk AS - ADR	10,554	1,127,167
Takeda Pharmaceutical Co, Ltd. - ADR	198,099	2,698,109
		9,176,236

Real Estate - 1.4%
CBRE Group, Inc. - Class A (a)	7,497	1,049,505

Retail - 3.1%
Bath & Body Works, Inc.	11,804	427,777
Costco Wholesale Corp.	393	381,949
Ferguson Enterprises, Inc.	3,485	752,516
Target Corp.	2,349	310,796
TJX Cos., Inc.	3,139	394,541
		2,267,579

Semiconductors - 7.7%
Applied Materials, Inc.	1,905	332,823
Lam Research Corp.	11,099	819,994
Monolithic Power Systems, Inc.	386	219,109
QUALCOMM, Inc.	11,008	1,745,098
Taiwan Semiconductor Manufacturing Co, Ltd. - ADR	1,753	323,709
United Microelectronics Corp. - ADR	330,240	2,229,120
		5,669,853

Software - 4.0%
NetEase, Inc. - ADR	17,866	1,562,918
Nice Ltd. - ADR (a)	5,617	1,024,765
SAP SE - ADR	1,495	355,212
		2,942,895

Technology - 3.1%
Alphabet, Inc. - Class C	13,301	2,267,687

Telecommunications - 1.4%
Telkom Indonesia Persero Tbk PT - ADR	19,372	330,874
TELUS Corp.	22,631	351,686
TIM Brasil SA - ADR	24,033	310,025
		992,585
TOTAL COMMON STOCKS (Cost $69,372,873)		70,212,301

EXCHANGE TRADED FUNDS - 1.0%
iShares International Select Dividend ETF	25,063	719,810
TOTAL EXCHANGE TRADED FUNDS (Cost $713,567)		719,810

TOTAL INVESTMENTS - 96.8% (Cost $70,086,440)		70,932,111
Other Assets in Excess of Liabilities - 3.2%		2,376,491
TOTAL NET ASSETS - 100.0%		$73,308,602
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AS – Aksjeselskap ETF - Exchange-Traded Fund
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SGI Enhanced Global Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,212,301	$–	$–	$70,212,301
Exchange Traded Funds	719,810	–	–	719,810
Money Market Funds	1,865,380	–	–	1,865,380
Total Investments	$72,797,491	$–	$–	$72,797,491

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$44,803,767	61.2%
India	4,970,934	6.9
United Kingdom	3,636,649	5.0
Japan	3,391,946	4.6
China	2,850,265	3.8
Taiwan	2,552,829	3.4
Mexico	1,311,372	1.8
Denmark	1,127,167	1.5
Brazil	1,044,683	1.4
Israel	1,024,765	1.4
Spain	848,181	1.2
South Korea	797,367	1.0
Canada	756,520	1.1
Puerto Rico	400,619	0.5
Colombia	370,295	0.5
Switzerland	358,666	0.5
Germany	355,212	0.5
Indonesia	330,874	0.5
Other Assets in Excess of Liabilities	2,376,491	3.2
	$73,308,602	100.0%